Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Personnel expenses	€ 1,778	€ 1,764	€ 8,490
Professional services	0	704	171
Advertising	1,266	365	84
Other	514	387	355
Total	3,558	3,220	9,100
CSOP ESOP expenses in personnel expenses in selling expenses [Member]
Statement Line Items [Line Items]
Personnel expenses	€ 21	€ 0	€ 6,949